Income tax	3 Months Ended
Mar. 31, 2023
Income tax
Income tax

13. Income tax

For the three months ended March 31, 2023 and 2022, the Group recorded a consolidated income tax expense (March 31, 2022: income tax benefit) of EUR 1k (March 31, 2022: EUR 96k), respectively. The consolidated income tax expense (March 31, 2022: income tax benefit) for the three months ended March 31, 2023, resulted from income tax expense from CureVac Swiss AG of EUR 1k.